COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General Partner Liability
Amount of negative equity recorded	$ 44.0	$ 41.8
Private Equity Fund and Credit PE Fund Capital Commitments
Aggregate remaining capital commitments to certain of the Fortress Funds	146.9
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Rent expense, including operating expense escalations	23.7	23.6	24.4
General, Administrative, and Other Expense [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Lease related charges for subleasing its office at a loss		$ 0.8	$ 3.3